Annual Total Returns - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend and Income Fund - Fidelity Strategic Dividend and Income Fund
Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	17.80%
Annual Return 2014	13.33%
Annual Return 2015	(1.14%)
Annual Return 2016	12.73%
Annual Return 2017	12.17%
Annual Return 2018	(4.49%)
Annual Return 2019	22.49%
Annual Return 2020	11.25%
Annual Return 2021	19.01%
Annual Return 2022	(9.84%)